Personnel Expenses	12 Months Ended
Mar. 31, 2020
Disclosure Of Personnel Expenses [Abstract]
Personnel Expenses
14)	PERSONNEL EXPENSES

	For the year ended March 31
Particulars	2018	2019	2020
Wages, salaries and other employees benefits	62,303	66,358	78,988
Contributions to defined contribution plans	3,055	3,068	3,890
Expenses related to defined benefit plans	868	1,122	1,598
Equity-settled share based payment	44,716	39,745	41,487
Employee welfare expenses	3,215	3,274	3,873
Total	114,157	113,567	129,836